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AXS Market Neutral Fund

AXS Market Neutral Fund

Investor Class: COGMX

Class I: COGIX

A series of Investment Managers Series Trust II

Supplement dated April 9, 2021, to the

Summary Prospectus dated March 5, 2021.

Effective immediately, the “Asset Segregation Risk” disclosure under the “Principal Risks of Investing” section of the Summary Prospectus is deleted in its entirety and replaced with the following:

Asset segregation risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to short sales. The Fund may incur losses on leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Effective immediately, the “Average Annual Total Returns” table on page 6 of the Summary Prospectus is deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2020)
Average Annual Total Returns - AXS Market Neutral Fund		1 Year	5 Years	Since Inception	Inception Date
Class I Shares		(4.41%)	0.68%	2.53%	Dec. 31, 2012
Class I Shares | After Taxes on Distributions	[1]	(4.41%)	0.60%	1.69%	Dec. 31, 2012
Class I Shares | After Taxes on Distributions and Sales	[1]	(2.61%)	0.52%	1.68%	Dec. 31, 2012
Investor Class Shares		(4.59%)	0.44%	2.28%	Dec. 31, 2012
S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)	[2]	18.40%	15.20%	15.17%	Dec. 31, 2012
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I Shares.
[2]	The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index.

Please file this Supplement with your records.